SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) segment	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Closing foreign exchange rate	7.2513
Impairment of long lived assets held for sale	¥ 0	¥ 0
Number of operating segment | segment	1
Number of reportable segment | segment	1
Specific subsidies	¥ 0	0
Other subsidiary	6,104	1,798
Defined contribution plan expenses	¥ 9,250	¥ 10,200
Percentage appreciation in the foreign currency	3.80%
CHINA
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents and short term investments	¥ 1,098,676		¥ 1,403,024
Outside China
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents and short term investments	¥ 89,328		¥ 55,180